ORGANIZATION AND PRINCIPAL ACTIVITIES - The VIE arrangements (Details) - 12 months ended Dec. 31, 2022	¥ / shares	$ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standard equity interest purchase price | (per share)	¥ 10	$ 1.5
Term (in years)	10 years	10 years
Annual service fee (as a percent)	99.00%	99.00%
Term of service agreement (in years)	10 years	10 years